INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 6,660,847	$ 10,117,386
Accumulated Amortization	(2,333,243)	(1,601,152)
Total intangible assets, net	4,327,604	8,516,234
Amortization expense	754,148	1,012,624	320,146
Expected amortization expense of intangible assets
2013	900,000
2014	900,000
2015	800,000
2016	600,000
2017	300,000
Acquired power purchase agreements
INTANGIBLE ASSETS, NET
Gross Carrying Amount		4,111,199
Accumulated Amortization		(142,969)
Total intangible assets, net		3,968,230
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,025,861	1,023,354
Accumulated Amortization	(341,954)	(213,199)
Total intangible assets, net	683,907	810,155
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	5,634,986	4,982,833
Accumulated Amortization	(1,991,289)	(1,244,984)
Total intangible assets, net	$ 3,643,697	$ 2,727,849